Transactions With Related Parties - Manning Agency Agreements (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Related Party Transaction [Line Items]
Due to related parties	$ 542,830		$ 84,705
Crewcare
Related Party Transaction [Line Items]
Manning expenses	190,192	158,350
Due to related parties	$ 542,830		$ 84,705